Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of reconciliation of changes in intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2016	35,318	2,795	2,019	40,132
Additions through business combinations (Note 26)	7,307	–	–	7,307
Additions – separately acquired	789	32	77	898
Disposals	(339)	(15)	(141)	(495)
Exchange and other adjustments	(1,472)	(232)	(127)	(1,831)
At 31 December 2016	41,603	2,580	1,828	46,011
Additions – separately acquired	397	7	37	441
Disposals	(249)	(67)	(62)	(378)
Exchange and other adjustments	1,162	116	108	1,386
At 31 December 2017	42,913	2,636	1,911	47,460
Additions – separately acquired	476	–	37	513
Transferred to assets held for sale (Note 17)	(2,486)	–	–	(2,486)
Disposals	(630)	–	(16)	(646)
Exchange and other adjustments	(1,137)	(110)	(93)	(1,340)
At 31 December 2018	39,136	2,526	1,839	43,501
Amortisation and impairment losses
At 1 January 2016	14,104	1,773	1,609	17,486
Amortisation for year	1,454	162	85	1,701
Impairment	43	1	1	45
Disposals	(25)	(15)	(124)	(164)
Exchange and other adjustments	(481)	(85)	(77)	(643)
At 31 December 2016	15,095	1,836	1,494	18,425
Amortisation for year	1,627	118	84	1,829
Impairment	488	–	3	491
Disposals	(19)	–	(52)	(71)
Exchange and other adjustments	467	50	81	598
At 31 December 2017	17,658	2,004	1,610	21,272
Amortisation for year	2,016	69	80	2,165
Impairment	683	–	–	683
Transferred to assets held for sale (Note 17)	(1,504)	–	–	(1,504)
Disposals	(294)	–	(13)	(307)
Exchange and other adjustments	(652)	(38)	(77)	(767)
At 31 December 2018	17,907	2,035	1,600	21,542
Net book value
At 31 December 2016	26,508	744	334	27,586
At 31 December 2017	25,255	632	301	26,188
At 31 December 2018	21,229	491	239	21,959

Summary of amortisation charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2016
Cost of sales	124	–	–	124
Research and development expense	–	48	–	48
Selling, general and administrative costs	1,327	31	85	1,443
Other operating income and expense	3	83	–	86
Total	1,454	162	85	1,701
Year ended 31 December 2017
Cost of sales	149	–	–	149
Research and development expense	–	43	–	43
Selling, general and administrative costs	1,478	30	84	1,592
Other operating income and expense	–	45	–	45
Total	1,627	118	84	1,829
Year ended 31 December 2018
Cost of sales	187	–	–	187
Research and development expense	–	33	–	33
Selling, general and administrative costs	1,829	32	80	1,941
Other operating income and expense	–	4	–	4
Total	2,016	69	80	2,165

Summary of impairment charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2016
Research and development expense	32	1	–	33
Selling, general and administrative costs	11	–	1	12
Total	43	1	1	45
Year ended 31 December 2017
Research and development expense	101	–	–	101
Selling, general and administrative costs	387	–	3	390
Total	488	–	3	491
Year ended 31 December 2018
Research and development expense	539	–	–	539
Selling, general and administrative costs	144	–	–	144
Total	683	–	–	683

Summary of significant intangible assets

	Carrying value	Remaining amortisation
	$m	period
Intangible assets arising from the acquisition of Acerta Pharma	6,745	14 years
Intangible assets arising from the acquisition of ZS Pharma	3,067	13 years
Farxiga/Forxiga intangible assets acquired from BMS	1,177	9 years
Intangible assets arising from the acquisition of Ardea[1]	1,172	Not amortised
Intangible assets arising from the restructuring of a historical joint venture with MSD	1,092	1 to 12 years
RSV franchise assets arising from the acquisition of MedImmune	1,068	7 years
Bydureon intangible assets acquired from BMS	988	12 years
Intangible assets arising from the acquisition of Pearl Therapeutics	828	10 years
Other diabetes intangible assets acquired from BMS	795	4 to 7 years
Onglyza intangible assets acquired from BMS	752	5 years
Respiratory intangible assets acquired from Almirall and Actavis	733	1 to 20 years
Intangible assets arising from the acquisition of Omthera[1]	533	Not amortised
Roxadustat intangible assets acquired from FibroGen[1]	327	Not amortised